Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Computed “expected” tax expense excluding non-controlling interest	$155,714	$127,625	$31,572
Adjustments to tax expense attributable to:
Foreign tax differences	(40,733)	(33,322)	(20,332)
Tax-exempt investment income	(116)	(974)	(1,809)
State income taxes, net of federal benefit	3,849	1,803	(3,010)
Change in valuation allowance	(754)	(6,189)	(2,146)
Federal tax credits	(5,153)	(3,351)	(3,672)
Change in pension deferred tax	(199)	(329)	(3,508)
Domestic manufacturing deduction	(8,012)	(4,837)	(459)
Other	(5,545)	607	1,088
Total income tax expense (benefit)	$99,051	$81,033	$(2,276)

Schedule of components of earnings before income taxes

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
United States	$300,992	$223,401	$(14,511)
Foreign	143,906	141,243	104,717
Total earnings excluding non-controlling interest	444,898	364,644	90,206
Less net loss attributable to non-controlling interest	2,290	599	965
Total earnings before income taxes	$442,608	$364,045	$89,241

Schedule of components of total income taxes

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Current:
Federal	$79,069	$48,814	$943
Foreign	15,318	15,855	8,454
State and local	6,549	2,924	(125)
Deferred:
Federal	(1,761)	13,204	(18,216)
Foreign	(232)	15	10,285
State and local	108	221	(3,617)
Income tax expense (benefit)	99,051	81,033	(2,276)
Unrealized changes in other comprehensive income	(12,604)	(5,443)	(3,206)
Total income taxes	$86,447	$75,590	$(5,482)

Schedule of components of the net deferred income tax liability

	December 31,
(Thousands of dollars)	2011	2010
Deferred income tax liabilities:
Cash basis farming adjustment	$10,581	$10,724
Depreciation	109,409	98,692
LIFO	27,927	29,017
Other	4,406	3,768
	$152,323	$142,201
Deferred income tax assets:
Reserves/accruals	$83,816	$67,244
Tax credit carry-forwards	11,217	9,554
Deferred earnings of foreign subsidiaries	12,672	6,274
Net operating and capital loss carry-forwards	15,800	18,727
Foreign minimum tax credit carry-forward	–	10,400
Other	2,041	3,364
	125,546	115,563
Valuation allowance	16,320	30,664
Net deferred income tax liability	$43,097	$57,302

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

(Thousands of dollars)	2011	2010
Beginning balance at January 1	$3,548	$3,395
Additions for uncertain tax positions of prior years	66	596
Decreases for uncertain tax positions of prior years	(109)	(367)
Additions for uncertain tax positions of current year	4,791	21
Settlements	–	(97)
Lapse of statute of limitations	(398)	–
Ending balance at December 31	$7,898	$3,548